As filed with the Securities and Exchange Commission
                               on December 6, 1999
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   __
Pre-Effective Amendment No. ___                           __
Post-Effective Amendment No. 7                            X

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8                                                  X
                       ------------------------

                        WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                            111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                        --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

___   Immediately upon filing pursuant to Rule 485(b), or

___   on _________ pursuant to Rule 485(b)

 X   60 days after filing pursuant to Rule 485(a)(1), or

___   on _________ pursuant to Rule 485(a)(1)

___   75 days after filing pursuant to Rule 485(a)(2), or

___   on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


              This Post-Effective Amendment No. 7 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to register the form of prospectus for the Class O shares of the Equity Index Fund. Part B is incorporated by reference to Post-Effective Amendment No. 6, which was filed pursuant to Rule 485(b) on November 8, 1999. This Post-Effective Amendment does not affect the Registration Statement for any other Fund of the Trust.

                             Wells Fargo Funds Trust
                              Cross Reference Sheet

Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objectives and Principal Strategies
                            Important Risks
 3                          Summary of Expenses
 4                          See Individual Fund Summaries
                            Objectives and Principal Strategies
                            General Investment Risks
 5                          Not Applicable
 6                          Organization and Management of the Funds
 7                          Investing in the Funds
                            Pricing Fund Shares
 8                          Dividends and Distributions
 9                          See Individual Fund Summaries

Part B*                     Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Historical Fund Information
12                          Investment Restrictions
                            Additional Permitted Investment Policies
                            Risk Factors
13                          Management
14                          Capital Stock
15                          Management
16                          Portfolio Transactions
17                          Capital Stock
18                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

--------------------
*    Incorporated by reference.

                                                     FEBRUARY 4, 2000


             Wells Fargo Stock Funds
                  Prospectus


                           Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Funds goals match your own.

                           Federal law requires us to update this
                           Prospectus annually.  Federal law does not
                           allow us to satisfy Prospectus delivery
Equity Index Fund          requirements by sending one Prospectus
   Class O                 for all accounts and people within a
                           household.  Therefore,  if you own the  same  Fund in
                           more than one  account or if  several  people in your
                           household  own  the  same  Fund,   you  will  receive
                           multiple Prospectuses.

                           These   securities   have   not  been   approved   or
                           disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview                              Objective and Principal
                                         Strategy
This section contains                 Summary of Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Fund.                                 Key Information

The Fund

This section contains                 General Investment Risks
important information                 Organization and Management
about the Fund.                          of the Fund


Your Investment

Turn to this section for              How to Buy Shares
information on how to                 How to Sell Shares
open an account and how
to buy, sell and exchange
Fund shares.



Reference                             Additional Services and
                                         Other Information
Look here for                         Portfolio Managers
additional information
and term definitions                  Glossary

Equity Index Fund Overview

See the individual Fund description in this Prospectus for further details.

Objective
Seeks to approximate the total rate of return of substantially all common stocks comprising the S&P 500 Index.

Principal Strategy
The Fund invests in common stocks to replicate the S&P 500 Index. We invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. Regardless of market conditions, the Fund attempts to achieve a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results.

Summary of Important Risks

   This section summarizes important risks for the Fund described in this Prospectus. Additional information about these and other risks is included in:

     o the individual Fund Description later in this Prospectus;
     o under the "General Investment Risks" section beginning on page __; and
     o in the Fund's Statement of Additional Information.

   An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.


   The Fund invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stock and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue.

   We attempt to match as closely as possible the performance of the S&P 500 Index. Therefore, during periods when the S&P 500 Index loses value, your investment will also lose value.

   Performance History

   This Class of shares has been in operation for less than one calendar year, therefore no performance information is shown.

  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

---------------------------------------------- ==========================


Shareholder Fees                               Equity Index Fund
                                               ==========================
                                               Class O
----------------------------------------------
                                               ==========================
Maximum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                             None
---------------------------------------------- ==========================
Maximum deferred sales charge (load)
   (as a percentage of the lower of the Net    None
  Asset Value ("NAV") at purchase or the NAV
  at redemption)
---------------------------------------------- ==========================


------------------------------- -----------------------

                                  Equity Index Fund
                                -----------------------
                                -----------------------
                                       Class O
-------------------------------
                                -----------------------
Management Fee                          0.25%
------------------------------- -----------------------
------------------------------- -----------------------
Distribution (12b-1) Fee                0.00%
------------------------------- -----------------------
Other Expenses1                         0.40%
------------------------------- -----------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES                             0.65%
------------------------------- -----------------------
Fee Waivers                             0.15%
------------------------------- -----------------------
NET EXPENSES                            0.50%
------------------------------- -----------------------

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and the fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------- ----------------------------------

                            Equity Index Fund
                    ----------------------------------
                    ----------------------------------
                                 Class O
-------------------
                    ----------------------------------
1 YEAR                            $ 51
------------------- ----------------------------------
3 YEARS                           $193
------------------- ----------------------------------
5 YEARS                           $347
------------------- ----------------------------------
10 YEARS                          $796
------------------- ----------------------------------

Key Information

Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategy
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategy descriptions for the Fund tell you:
o what the Fund is trying to achieve; and
o how we intend to invest your money.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

Equity Index Fund

Portfolio Managers:  David D. Sylvester; Laurie R. White

Investment Objective
The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index.

Investment Strategies
We invest in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the net asset value of Fund shares, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We will regularly monitor the performance and composition of the S&P 500 Index, and adjust the Fund's portfolio as necessary in order to achieve at least 95% correlation.

Permitted Investments
Under normal market conditions, we invest:

o in a diversified portfolio of common stocks designed to replicate the holdings and weightings of the stocks listed on the S&P 500 Index;
o in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities; and
o in interest-rate futures contracts, options or interest rate swaps and index swaps.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its objective of approximating the total rate of return of the S&P 500 Index.

Important Risk Factors
We attempt to match as closely as possible the performance of the S&P 500 Index. Therefore, during periods when the S&P 500 Index is losing value, your invest-ment will also lose value.

You should consider the "Summary of Important Risks" section on page __, the "General Investment Risks" section beginning on page __, and the specific risks listed here. They are all important to your investment choice.

Financial Highlights

                                                              Equity Index Fund
                                                                   Class O

Net Asset Value, beginning of period                               $78.00
--------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                         0.44
Net realized and unrealized gain (loss) on investments               0.45
                                                                     ----
Total from investment operations Less Distributions:                 0.89
--------------------------------------------------------------------------------
Dividends from net investment income                                (0.16)
Distributions form net realized gain                                 0.00
Tax return of capital                                                0.00
Total from distributions                                            (0.16)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $78.73
--------------------------------------------------------------------------------
Total return (not annualized)1                                       27.22%
--------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s)                                       $0
Ratios to average net assets (annualized):
Ratio of expenses to average net assets                               0.00%
Ratio of net investment income (loss) to average net assets           0.00%
PORTFOLIO TURNOVER                                                     6%
Ratio of expenses to average net assets prior to waived fees
and reimbursed expenses                                               0.00%
Ratio of net investment income (loss) to average net assets
prior to waived fees and reimbursed expenses                          0.00%


1 This Class of shares commenced operations on February 1, 1999.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page ___. Other risks of mutual fund investing include the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
o We cannot  guarantee  that we will meet our  investment objectives.
o We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
o Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An investment in a single Fund, by itself, does not constitute a complete investment plan.
o The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

General Investment Risks (Cont'd)

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Fund's principal service providers have advised the Fund that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Fund invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.


                                                                       ---
                                                                  EQUITY INDEX
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------- ------------------
--------------------------------------------------- ------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Borrowing Policies
The ability to borrow from banks for temporary Leverage Risk o purposes to meet shareholder redemptions.
--------------------------------------------------- ------------------ ---
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted   Interest Rate      o
either on a schedule or when an index or            and Credit Risk
benchmark changes.
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Foreign Securities
Equity securities issued by a non-U.S. company or   Information,
debt securities of a foreign government in the      Political,         o
form of an American Depository Receipt or similar   Regulatory,
investment.  Foreign securities may also be         Diplomatic,
emerging market securities, which are subject to    Liquidity and
the same risks, but to a higher degree.             Currency Risk
--------------------------------------------------- ------------------ ---

--------------------------------------------------- ------------------ ---
Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later   Interest Rate,     o
date or bought or sold for a fixed price at a       Leverage, Credit
fixed date.                                         and
                                                    Experience Risk
--------------------------------------------------- ------------------ ---

                                                                       ---
                                                                   EQUITY INDEX
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Illiquid Securities
A security that cannot be readily sold, or cannot Liquidity Risk
be readily sold without negatively affecting its                       o
fair price.  Limited to 15% of total assets.
                                                                       ---
--------------------------------------------------- ------------------ ---
Loans of Portfolio Securities
The practice of loaning securities to brokers,      Credit,
dealers and financial institutions to increase      Counter-Party      o
return on those securities.  Loans may be made up   and Leverage Risk
to Investment Company Act of 1940 limits
(currently one-third of total assets including
the value of the collateral record).
                                                                       ---
--------------------------------------------------- ------------------ ---
Options
The right or obligation to receive or deliver a     Credit,
security or cash payment depending on the           Information        o
security's price or the performance of an index     and Liquidity
or benchmark.  Types of options used may            Risk
include:  options on securities, options on a
stock index, stock index futures and options on
stock index futures to protect liquidity and
portfolio value.
                                                                       ---
--------------------------------------------------- ------------------ ---
Other Mutual Funds
The temporary investment in shares of another       Market Risk
mutual fund.  A pro rata portion of the other                          o
fund's expenses, in addition to the expenses paid
by the Fund, will be borne by Fund shareholders.
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Privately Issued Securities
Securities that are not publicly traded but which   Credit and         o
may or may not be resold in accordance with Rule    Counter-Party
144A of the Securities Act of 1933.                 Risk
--------------------------------------------------- ------------------ ---
Repurchase Agreements
A transaction in which the seller of a security     Liquidity Risk
agrees to buy back a security at an agreed upon                        o
time and price, usually with interest.
--------------------------------------------------- ------------------ ---

Organization and Management of the Funds

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Fund described in this Prospectus has succeeded to the assets and operations of a corresponding Fund of Stagecoach Funds. The performance and financial statement history of the Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach Fund. The Table on page __ identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interest of the shareholders it may make a change in one of these companies.

      --------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
      --------------------------------------------------------------------------
                               Supervises the Fund's activities
      --------------------------------------------------------------------------

      ------------------------------------------ -------------------------------
                 INVESTMENT ADVISOR                   CUSTODIAN
      ------------------------------------------ -------------------------------
      Wells Fargo Bank, N.A.                 Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA 6th Street & Marquette, Minneapolis, MN
      Manages the Fund's investment         Provides safekeeping for the Fund's
                                            assets
      activities
      ------------------------------------------ -------------------------------

      --------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      --------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                               525 Market St., San Francisco, CA
                                 Manages the Fund's investment
                                          activities
      --------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- -----


                                                          TRANSFER           SHAREOLDER SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Fund,    Manages the             Quincy, MA              Provide
      and distributes      Fund's business         Maintains records       services to
      Fund shares          activities              of shares and           customers
                                                   supervises the
                                                   paying of dividends

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                        FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      --------------------------------------------------------------------------
          Advise current and prospective shareholders on their Fund investments
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                         SHAREHOLDERS
      --------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid in an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1999, Wells Fargo Bank and its affiliates provided advisory services for over $131 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.25% of the average annual net assets of the Fund.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of June 30, 1999, WCM provided advisory services for over $42 billion in assets.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of the class. The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
o We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.
o The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

How to Buy Shares
o You can buy Fund shares through an online account established with an approved selling agent.

Minimum Investments
o  $1,000  minimum  initial  investment;  or
o $100 if you  use  the  Systematic Purchase Program; and
o $100 for all investments after your first.

  We may waive the minimum for [Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.]

How to Sell Shares

You can sell Fund shares through your online account.

o We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

o We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

Additional Services and Other Information

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Shareholder Services at 1-800-222-8222 for more information.

o Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase and specify an amount of at least $100.

o Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:
     o must  have a Fund  account  valued  at  $10,000  or  more;
     o must  have  your distributions reinvested; and
     o may  not  simultaneously  participate  in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your
instructions.   It  generally takeS about  five  days  to  change  or  cancel participation in a plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions
The Fund in this Prospectus pays any dividends and capital gains distributions at least annually.

We offer the following distribution options:

o Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
o Bank Account Payment Option - Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.


Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

  Taxes
  The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

  Dividends distributed from the Fund attributable to its income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

PORTFOLIO MANAGERS

David D. Sylvester
Equity Index Fund since 1999
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 20 years. Mr. Sylvester joined WCM in 1998 as the Firm's Executive Vice President for Liquidity Investments. He simultaneously held the position of Managing Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has nearly 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities, and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

Laurie R. White
Equity Index Fund since 1999
Ms. White joined WCM in 1998 as a Principal for the Liquidity Investments Team and simultaneously was a Director for Reserves Asset Management at NIM (since
1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White specializes in managing short-term securities, along with structured and derivative securities, and institutional and personal trust assets. Ms. White received a BA in Political Science from Carleton College and a MBA from the University of Minnesota.

                                    Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Glossary (Cont'd)

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Liquidity
The ability to readily sell a security at a fair price.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Glossary (Cont'd)

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:
Call 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA  02266-8266; or

Visit the SEC's web site at
http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room, Washington, DC  20549-6009
Call:  1-800-SEC-0330 for details





                          --------------------------------------------------
ICA Reg. No. 811-09253 NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                                         WFFT E P (9/99)
                          --------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.

      Exhibit
      Number                        Description

        (a) - Form of Amended and Restated Declaration of Trust, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

        (b)         -  Not applicable.

        (c)         -  Not applicable.

        (d)(1) - Form of Investment Advisory Contract with Wells Fargo Bank, N.A., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

         (2)(i) - Form of Sub-Advisory Contract with Barclays Global Fund Advisors, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

          (ii) - Form of Sub-Advisory Contract with Galliard Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

          (iii) - Form of Sub-Advisory Contract with Peregrine Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

          (iv) - Form of Sub-Advisory Contract with Schroder Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

          (v) - Form of Sub-Advisory Contract with Smith Asset Management, L.P., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

          (vi)      - Form  of  Sub-Advisory  Contract  with  Wells Capital
                    Management,   Inc.,   incorporated  by  reference to
                    Post-effective  Amendment  No. 1, filed May 28, 1999.

        (e) - Form of Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

        (f)        -  Not applicable.

        (g)(1) - Form of Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

         (2) - Form of Custody Agreement with Norwest Bank Minnesota, N.A., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

        (h)(1) - Form of Administration Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

           (2) - Form of Fund Accounting Agreement, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

           (3) - Form of Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

           (4) - Shareholder Servicing Plan, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

           (5) - Form of Shareholder Servicing Agreement, incorporated by reference to Post-effective Amendment No. 1,filed May 28, 1999.

        (i)        -  Legal Opinion, filed herewith.

        (j)        -  Not applicable.

        (k)        -  Not applicable.

        (l)        -  Not applicable.

        (m) - Rule 12b-1 Plan, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

        (n)        -  Not applicable.

        (o) - Rule 18f-3 Plan, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.


Item 24.        Persons Controlled by or Under Common Control with the Fund.

                No person is controlled by or under common control with Registrant.


Item 25.        Indemnification.

                Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.        Business and Other Connections of Investment Adviser.

                (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

                To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.


Name and Position at                           Principal Business(es) and Address(es) During at Least the Last
Wells Fargo Bank                               Two Fiscal Year
-------------------------------------------    -------------------------------------------------------------------

Rodney L. Jacobs                               Wells Fargo & Company
    Director and Chairman                           Vice Chairman and Chief Financial Officer
                                                    President until 1999
                                                    Vice Chairman until 1998
                                               420 Montgomery St.
                                               San Francisco, CA 94163

Teresa A. Dial                                 Wells Fargo & Company
    Director and President                          Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

Patricia R. Callahan                           Wells Fargo & Company
    Director and Executive Vice President           Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

Clyde W. Ostler                                Wells Fargo & Company
     Director and Vice Chairman                     Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

                                               Ostler Brothers Development, Limited Liability Company
                                                    Limited Partner

M. Lucile Reid                                 Wells Fargo & Company
     Director and Executive Vice President          Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

                      Camphill Communities California, Inc.
                                                    Director and Treasurer
                                               3920 Fairway Dr.
                                               Soquel, CA 95073-3023

                                               Volunteer Center of San Francisco
                                                    Director and Chairperson
                                               1160 Battery St. # 70
                                               San Francisco, CA 94111-1212

Paul M. Watson                                 Community Television of Southern California (KCET)
     Director and Vice Chairman                     Director
                                               4401 West Sunset Blvd.
                                               Los Angeles, CA 90027-6017

                                               Hanna Boys Center Sonoma
                                                    Director
                                               17000 Arnold Dr.
                                               Sonoma, CA 95476-3290

                                               Los Angeles Area Chamber of Commerce
                                                    Director
                                               350 South Bixel St.
                                               Los Angeles, CA  90017-1418

                                               Music Center of Los Angeles County
                                                    Director
                                               Center Theatre Group - Ahmanson
                                               135 North Grand Ave.
                                               Los Angeles, CA 90012-3013

David A. Hoyt                                  Wells Fargo & Company
     Vice Chairman                                  Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 9416


                (b)      Barclays Global Fund Advisors

                The description of Barclays Global Fund Advisors ("BGFA") in Parts A and B of this Registration Statement is incorporated by reference herein.

                The following are the Directors and principal executive officers of BGFA, including their business connections, which are of a substantial nature. The address of BGFA is 45 Fremont, 34th Floor, San Francisco, CA 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the Directors and principal executive officers are connected.


Name and Position at                           Principal Business(es) and Address(es) During at Least the Last
BGFA                                           Two Fiscal Year
-------------------------------------------    -------------------------------------------------------------------

Frederick L.A. Grauer                          Director of BGFA and Co-Chairman and
    Director                                        Director of BGI
                                               45 Fremont Street
                                               San Francisco, CA 94105

Patricia Dunn                                  Director of BGFA and Co-Chairman and
    Director                                        Director of BGI
                                               45 Fremont Street
                                               San Francisco, CA 94105


Lawrence G. Tint                               Director of the Board of Directors of BGFA
    Chairman and Director                           and Chief Executive Officer of BGI
                                               45 Fremont Street
                                               San Francisco, CA 94105


Geoffrey Fletcher                              Chief Financial Officer of BGFA and BGI
    Chief Financial Officer                         since May 1997
                                               45 Fremont Street
                                               San Francisco, CA 94105
                                     Managing Director and Principal Accounting
                                     Officer at Bankers Trust Company
                                     from 1988 - 1997
                                               505 Market Street
                                               San Francisco, CA 94105


                (b)      Schroder Investment Management North America Inc.

                The description of Schroder Investment Management North America Inc. ("SIMNA") in Parts A and B of the Registration Statement are incorporated by reference herein. The following are the directors and principal officers of SIMNA, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom.

                                                      Principal Business(es)
Name and Position                                     During at Least the Last Two Fiscal Years

David M. Salisbury                                    SIMNA
  Chairman, Director                                  Schroder Ltd.
  Chief Executive, Director                           Schroders plc.
  Director                                            Schroders Series Trust II
  Trustee and Officer

Richard R. Foulkes                                    SIMNA
  Deputy Chairman, Director                           Schroder Ltd.
  Deputy Chairman                                     Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

John A. Troiano                                       SIMNA
  Chief Executive, Director                           Schroder Ltd.
  Chief Executive, Director                           Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services


Sharon L. Haugh                                       SIMNA
  Executive Vice President, Director                  Schroder Fund Advisors Inc.
  Director, Chairman                                  Schroder Ltd.
  Director                                            Schroder Capital Management Inc.
  Chairman, Director                                  Certain open end management investment companies for which
  Trustee                                             SIMNA and/or its affiliates provide investment services

Gavin D.L. Ralston
  Senior Vice President, Managing                     SIMNA
     Director
  Director                                            Schroder Ltd.

Mark J. Smith                                         SIMNA
  Senior Vice President, Director                     Schroder Ltd.
  Senior Vice President, Director                     Schroder Fund Advisors Inc.
  Director                                            Certain open end management investment companies for which
  Trustee and Officer                                 SIMNA and/or its affiliates provide investment services

Robert G. Davy                                        SIMNA
  Senior Vice President, Director                     Schroder Ltd.
  Director                                            Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

Jane P. Lucas                                         SIMNA
  Senior Vice President, Director                     Schroder Fund Advisors Inc.
  Director                                            Schroder Capital Management Inc.
  Director                                            Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

David R. Robertson
  Group Vice President                                SIMNA
  Senior Vice President                               Schroder Fund Advisors Inc.
  Director of Institutional Business                  Oppenheimer Funds Inc.
                                                      (resigned 2/98)

Michael M. Perelstein
  Senior Vice President, Director                     SIMNA
  Senior Vice President, Director                     Schroder Ltd.

Louise Croset
  First Vice President, Director                      SIMNA
  First Vice President                                Schroder Ltd.
  Trustee and Officer                                 Schroder Series Trust II

Ellen B. Sullivan
  Group Vice President, Director                      SIMNA
  Director                                            Schroder Capital Management Inc.

Catherine A. Mazza
  Group Vice President                                SIMNA
  President, Director                                 Schroder Fund Advisors
  Director                                            Schroder Capital Management Inc.
  Trustee and Officer                                 Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Heather Crighton
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.

Fariba Talebi
  Group Vice President                                SIMNA
  Director                                            Schroder Capital Management Inc.
  Officer                                             Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Ira Unschuld
  Group Vice President                                SIMNA
  Officer                                             Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Paul M. Morris
  Senior Vice President                               SIMNA
  Director                                            Schroder Capital Management Inc.

Susan B. Kenneally
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.

Jennifer A. Bonathan
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.


(d)      Wells Capital Management Incorporated

         The descriptions of Wells Capital Management ("WCM") in Parts A and B of this Registration Statement are incorporated by reference herein. The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

Allen J. Ayvazian                     Chief Equity Officer                WCM

Robert Willis                         President and Chief Investment      WCM
                                      Officer

Brigid Breen                          Chief Compliance Officer            WCM

Jose Casas                            Chief Operating Officer             WCM

Larry Fernandes                       Principal                           WCM

Jacqueline Anne Flippin               Principal                           WCM
                                      Vice President and Investment       McMorgan & Company
                                      Portfolio Manager                   (until 1/98)

Stephen Galiani                       Senior Principal Director           WCM
                                                                          Qualivest Capital Management, Inc.
                                                                          (until 5/97)

Madeleine Gish                        Senior Principal                    WCM

Kelli Ann Lee                         Managing Director                   WCM
                                      Group Human Resource Manager        Wells Fargo Bank, N.A.
                                                                          (until 11/97)
Melvin Lindsey                        Managing Director                   WCM

Clark Messman                         Chief Legal Officer                 WCM

Brian Mulligan                        Managing Director                   WCM

Thomas O'Malley                       Managing Director                   WCM

Clyde Ostler                          Director                            WCM

Guy Rounsaville                       Director                            WCM

Katherine Schapiro                    Senior Principal                    WCM

Gary Schlossbertg                     Economist                           WCM


(e)      Peregrine Capital Management, Inc.

         The descriptions of Peregrine Capital Management, Inc. ("Peregrine") in Parts A and B of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


                                                                          Principal Business(es)

                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

James R. Campbell                     Director                            Peregrine Capital Management, Inc.
Sixth and Marquette Ave.
Minneapolis, MN  55479-0116                                               Norwest Bank
                                      President, Chief Officer, Director

Patricia D. Burns                     Senior Vice President               Peregrine Capital Management, Inc.

Tasso H. Coin                         Senior Vice President               Peregrine Capital Management, Inc.

John S. Dale                          Senior Vice President               Peregrine Capital Management, Inc.

Julie M. Gerend                       Senior Vice President               Peregrine Capital Management, Inc.

William D. Giese                      Senior Vice President               Peregrine Capital Management, Inc.

Daniel J. Hagen                       Senior Vice President               Peregrine Capital Management, Inc.

Ronald G. Hoffman                     Senior Vice President               Peregrine Capital Management, Inc.
                                      Secretary
Frank T. Matthews                     Vice President                      Peregrine Capital Management, Inc.

Jeannine McCormick                    Senior Vice President               Peregrine Capital Management, Inc.

Barbara K. McFadden                   Senior Vice President               Peregrine Capital Management, Inc.

Robert B. Mersky                      Chairman, President, Chief          Peregrine Capital Management, Inc.
                                      Executive Officer
Gary E. Nussbaum                      Senior Vice President               Peregrine Capital Management, Inc.

James P. Rosse                        Vice President                      Peregrine Capital Management, Inc.

Jonathan L. Scharlau                  Assistant Vice President            Peregrine Capital Management, Inc.

Jay H. Strohmaier                     Senior Vice President               Peregrine Capital Management, Inc.

Paul E. von Kuster                    Senior Vice President               Peregrine Capital Management, Inc.

Janelle M. Walter                     Assistant Vice President            Peregrine Capital Management, Inc.

Paul R. Wurm                          Senior Vice President               Peregrine Capital Management, Inc.

J. Daniel Vendermark                  Vice President                      Peregrine Capital Management, Inc.
Sixth and Marquette Avenue
Minneapolis, MN  55479-1013

Albert J. Edwards                     Senior Vice President               Peregrine Capital Management, Inc.

Douglas G. Pugh                       Senior Vice President               Peregrine Capital Management, Inc.

Colin Sharp                           Vice President                      Peregrine Capital Management, Inc.




(f)      Galliard Capital Management, Inc.

         The descriptions of Galliard Capital Management, Inc. ("Galliard") in Parts A and B of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

P. Jay Kiedrowski                     Chairman                            Galliard Capital Management, Inc.
Sixth and Marquette Ave.
Minneapolis, MN  55479                                                    Norwest Investment Management,
                                      Chairman, Chief Executive Officer   Inc.

                                      Executive Vice President            Norwest Bank Minnesota, N.A.
                                      Employee
                                                                          Crestone Capital Management, Inc.
                                      Director
Richard Merriam                       Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager

John Caswell                          Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager
Karl Tourville                        Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager
Laura Gideon                          Senior Vice President of Marketing  Galliard Capital Management, Inc.

Leela Scattum                         Vice President of Operations        Galliard Capital Management, Inc.


(g)      Smith Asset Management, L.P.

         The descriptions of Smith Asset Management, L.P. ("Smith") in Parts A and B, of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

Stephen S. Smith                      President, Chief Executive Partner  Smith Partner Discovery Management

Stephen J. Summers                    Chief Operating Officer             Smith Partner Discovery Management


Item 27.  Principal Underwriters.

                (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

                (c)      Not applicable.


Item 28.      Location of Accounts and Records.

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

              (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

              (c) BGFA and BGI maintains all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

              (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

              (e) Norwest Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

              (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

              (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

              (h) Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

              (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

              (j) Schroder Investment Management, North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

Item 29.  Management Services.

                Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this
Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 6th day of December, 1999.

                                WELLS FARGO FUNDS TRUST

                               By    /s/ Richard H. Blank, Jr.
                                     Richard H. Blank, Jr.
                                     Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                                    Title                                              Date

                *                            Trustee
Robert C. Brown

                *                            Trustee
Donald H. Burkhardt

                *                            Trustee
Jack S. Euphrat

                *                            Trustee
Thomas S. Goho

                *                            Trustee
Peter G. Gordon

                *                            Trustee
W. Rodney Hughes

                *                            Trustee
Richard M. Leach

                *                            Trustee
J. Tucker Morse

                *                            Trustee
Timothy J. Penny

                *                            Trustee
Donald C. Willeke

 /s/ Richard H. Blank, Jr.                   Assistant Secretary                                12/6/99
Richard H. Blank, Jr.
As Attorney-in-Fact
December 6, 1999

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 6th day of December, 1999.

                                 WELLS FARGO CORE TRUST

                                 By    /s/ Richard H. Blank, Jr.
                                       Richard H. Blank, Jr.
                                       Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                                    Title                                              Date

                *                            Trustee
(Robert C. Brown)

                *                            Trustee
(Jack S. Euphrat)

                *                            Trustee
(Thomas S. Goho)

                *                            Trustee
(Peter Gordon)

                *                            Trustee
(W. Rodney Hughes)

                *                            Trustee
(J. Tucker Morse)

                *                            Trustee
(Donald H. Burkhardt)

                *                            Trustee
(Richard M. Leach)

                *                            Trustee
(Timothy J. Penny)

                *                            Trustee
(Donald C. Willeke)

By  /s/ Richard H. Blank, Jr.                                                                   12/6/99
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     December 6, 1999


                                  EXHIBIT INDEX


Exhibit No.                                 Exhibit

EX99.B(i)                                   Legal Opinion

                      [MORRISON & FOERSTER LLP LETTERHEAD]






                                                            December 6, 1999


Wells Fargo Funds Trust
111 Center Street
Little Rock, Arkansas  72201

              Re:    Shares of Common Stock of
                     Wells Fargo Funds Trust

Ladies/Gentlemen:

              We refer to the Registration Statement on Form N-1A (SEC File Nos. 333-74295 and 811-09253) (the "Registration Statement") of Wells Fargo Funds Trust (the "Trust") relating to the registration of an indefinite number of shares of common stock of the Trust (collectively, the "Shares").

              We have been requested by the Trust to furnish this opinion as Exhibit (i) to the Registration Statement.

              We have examined documents relating to the organization of the Trust and its series and the authorization and issuance of shares of its series.

              Based upon and subject to the foregoing, we are of the opinion that:

              The issuance and sale of the Shares by the Trust, upon completion of such corporate action as is deemed necessary or appropriate, will be duly and validly authorized by such corporate action and assuming delivery by sale or in accord with the Trust's dividend reinvestment plan in accordance with the description set forth in the Fund's current prospectus under the Securities Act of 1933, as amended, the Shares will be legally issued, fully paid and nonassessable by the Trust.

              We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

              In addition, we hereby consent to the use of our name and to the reference to the description of advice rendered by our firm under the heading "Counsel" in the Statements of Additional Information, which are included as part of the Registration Statement.


                                             Very truly yours,

                                             /s/ MORRISON & FOERSTER LLP

                                            MORRISON & FOERSTER LLP

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                                     Writer's Direct Dial Number
                                                             (202) 887-1537



                                                            December 6, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


              Re:    Wells Fargo Funds Trust, SEC File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

              In connection with the registration of Wells Fargo Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith for filing the Trust's Post-Effective Amendment No. 7 under the 1933 Act and Amendment No. 8 under the 1940 Act to the Trust's Registration Statement on Form N-1A pursuant to Rule 485(a) (the "Amendment"). We hereby request selective review of the Amendment.

              This Post-Effective Amendment No. 7 to the Registration Statement of the Trust is being filed to register the form of prospectus for the Class O shares of the Equity Index Fund. This Amendment does not raise novel or complex issues of law or policy, and is scheduled to become effective February 4, 2000.

              The prospectus describing the Class O shares is substantially identical in all material respects to the Trust's filing for this Fund, with the exceptions described below, made in Post-Effective Amendment No. 2 to the Registration Statement of the Trust, which was filed on June 10, 1999 pursuant to Rule 485(a) and became effective on November 8, 1999. All comments made in connection with the review of Post-Effective Amendment No. 2 were addressed to the staff's satisfaction.

              Pursuant to Release 33-6510, we hereby request selective review of the Trust's Post-Effective Amendment No. 7. Except for the disclosure in the prospectus sections listed below describing fees and expenses for this class of shares and how to purchase and sell these shares via an online account, the Amendment is substantially identical in all material respects to the Trust's most recent filing for this Fund, Post-Effective Amendment No. 6, which was filed pursuant to Rule 485(b) to register the definitive forms of prospectuses and statements of additional information for the Trust:

            Prospectus

              1.     Performance History (none)
              2.     Summary of Expenses
              3.     Your Investment

              If you have any questions or comments regarding this request, please contact the undersigned at the number set forth above.

                                                     Sincerely,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda






--------
1 Other Expenses are based on estimated amounts for the current fiscal year.